THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2024

NML VARIABLE ANNUITY ACCOUNT A
SUPPLEMENT TO THE PROSPECTUSES
FLEXIBLE PAYMENT VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT TO THE PROSPECTUSES
FLEXIBLE PAYMENT VARIABLE ANNUITY
FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C
SUPPLEMENT TO THE PROSPECTUSES
GROUP COMBINATION ANNUITY
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement updates certain information in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses, as applicable, for the above-referenced variable annuity contracts and any supplements to the prospectuses, initial summary prospectuses and updating summary prospectuses (together the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged and the terms and section headings used in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplements without charge upon request. Please retain this Supplement for future reference.
Adviser Change for Commodity Return Strategy Portfolio – Class 2
Effective May 1, 2024, UBS Asset Management (Americas) LLC has replaced Credit Suisse Asset Management, LLC as the adviser for the Commodity Return Strategy Portfolio – Class 2. Please note that some systems and forms may temporarily reference the previous adviser for this Portfolio.
Considering these changes, in APPENDIX A—Portfolios Available under Your Contract, the following rows in the table and related footnotes are amended to contain the following information.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 year
Total return	Commodity Return Strategy Portfolio – Class 2[9]	UBS Asset Management (Americas) LLC[10]	0.78%	-8.90%	N/A	16.48%

10
Effective May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Portfolio.
This Supplement is dated June 10, 2024.